Estimated Future Intangible Asset Amortization Expense (Detail) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
2016		$ 76,580
2017		42,591
Total estimated amortization expense	$ 93,465	$ 119,171	$ 216,580